TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Summary of Trade and other receivables

	At December 31	At December 31
(in thousands)	2023	2022

Trade receivables	$899	$3,184
Receivables in MLJV and MWJV	623	508
Sales tax receivables	364	428
Sundry receivables	27	23
	$1,913	$4,143